Summary of significant accounting policies - Property and equipment, net (Details)	Dec. 31, 2024
Property, plant and equipment
Depreciation is computed using the straight-line method (as a percent)	5.00%
Furniture and office equipment | Minimum
Property, plant and equipment
Estimated useful life of property, plant and equipment	3 years
Furniture and office equipment | Maximum
Property, plant and equipment
Estimated useful life of property, plant and equipment	5 years
Machinery | Minimum
Property, plant and equipment
Estimated useful life of property, plant and equipment	5 years
Machinery | Maximum
Property, plant and equipment
Estimated useful life of property, plant and equipment	10 years
Vehicles | Minimum
Property, plant and equipment
Estimated useful life of property, plant and equipment	3 years
Vehicles | Maximum
Property, plant and equipment
Estimated useful life of property, plant and equipment	5 years
Computer equipment | Minimum
Property, plant and equipment
Estimated useful life of property, plant and equipment	3 years
Computer equipment | Maximum
Property, plant and equipment
Estimated useful life of property, plant and equipment	5 years